Leases (Tables)	12 Months Ended
Apr. 30, 2026
Leases
Schedule of non-cancellable operating lease contracts	As of April 30, 2026, the Company had the following non-cancellable operating lease contracts:
Description of lease	Lease term

Office premises	3 years

Schedule of amount recognized in the consolidated balance sheets
	As of April 30,
	2025	2026	2026
	S$	S$	US$

Right-of-use assets	131,845	172,672	135,565
Operating lease liabilities
Current	109,142	62,416	49,003
Non-current	22,703	110,256	86,562
	131,845	172,672	135,565

Schedule of lease cost
	Years Ended April 30,
	2024	2025	2026	2026
	S$	S$	S$	US$

Operating lease expense	136,781	142,670	119,823	94,074

Schedule Of Future Minimum Lease Payments Under Non-cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements as of April 30, 2026 were as follows:

	Minimum lease payment
	S$	US$
Years ending April 30,
2027	68,548	53,817
2028	68,548	53,817
2029	45,866	36,010
Total future minimum lease payments	182,962	143,644
Less imputed interest	(10,290)	(8,079)
Present value of operating lease liabilities	172,672	135,565
Less: current portion	(62,416)	(49,003)
Long-term portion	110,256	86,562

Schedule of other supplemental information about lease

The following summarizes other supplemental information about the Company’s lease as of April 30:

	As of April 30,
	2025	2026
Weighted average discount rate	4.75%	4.25%
Weighted average remaining lease term	13 months	33 months